Prepaid Expenses and Other Receivables (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Prepaid Expenses And Other Receivables
Schedule of Prepaid Expenses and Other Receivable

Prepaid expenses and other receivables consisted of the following as of June 30, 2025 and December 31, 2024:

	June 30, 2025	December 31, 2024

Prepaid expenses	$262,708	$202,294
Other receivables	20,706	17,415
	$283,414	$219,709

Prepaid expenses and other receivables consisted of the following as of December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023

Prepaid expenses	$202,294	$984,934
Other receivables	17,415	41,265
	$219,709	$1,026,199